Business Segment and Disaggregation of Revenue - Schedule of Revenues Earned from External Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	$ 14,709,239	$ 10,478,550	$ 8,570,070
Subscription income from satellite connection service [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	5,090,759	4,408,157	3,678,354
Sales and lease of satellite network equipment and device [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	1,548,864	2,250,024	1,933,744
Subscription income from Jarviss [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	1,411,220	503,586	369,179
Revenue from IT support services [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	6,622,145	3,194,055	2,418,470
Revenue from shipboard support services [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	$ 36,251	$ 122,728	$ 170,323